T. ROWE PRICE Global Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD)  (1) 26,946 57,874
Total Argentina (Cost $44,570) 57,874
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Class A, Acquisition Date: 10/6/25 - 11/5/25,
Cost $3,651 (USD) (1)(2)(3) 2,218 3,651
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $11,369 (USD) (1)(2)(3) 6,670 10,980
14,631
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (USD) (1)(2)(3) 426 701
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (USD) (1)(2)(3) 48 79
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7
(USD) (1)(2)(3) 4 7
787
Total Australia (Cost $15,835) 15,418
CANADA 2.1%
Common Stocks 2.1%
Celestica (USD) (1) 147,023 41,312
Franco-Nevada (USD)  156,632 36,708
Shopify, Class A (USD) (1) 617,651 81,055
Total Canada (Cost $115,521) 159,075
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,658 (USD) (1)(2)(3) 171,746 3,658
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 8,339
Total Cayman Islands (Cost $4,922) 11,997

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding (HKD)  4,880,300 103,821
Total China (Cost $91,243) 103,821
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
CSG (EUR) (1) 197,587 7,156
Total Czech Republic (Cost $5,808) 7,156
DENMARK 0.5%
Common Stocks 0.5%
Novo Nordisk, Class B  650,168 38,606
Total Denmark (Cost $40,793) 38,606
FRANCE 2.1%
Common Stocks 2.1%
Airbus  313,606 71,800
Kering  136,092 42,485
Societe Generale  500,106 43,824
Total France (Cost $133,163) 158,109
GERMANY 2.1%
Common Stocks 1.5%
Infineon Technologies  940,733 45,985
Rheinmetall  32,678 69,240
115,225
Preferred Stocks 0.6%
Sartorius (4) 180,186 50,361
50,361
Total Germany (Cost $108,610) 165,586

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
INDIA 1.8%
Common Stocks 1.8%
Bharti Airtel  4,547,688 97,534
ICICI Bank  1,351,153 19,920
Kotak Mahindra Bank  4,458,020 19,785
Total India (Cost $130,198) 137,239
ISRAEL 0.2%
Common Stocks 0.2%
Tower Semiconductor (USD) (1) 120,753 16,269
Total Israel (Cost $16,223) 16,269
ITALY 1.3%
Common Stocks 1.3%
Prysmian  502,681 59,539
UniCredit  454,739 39,629
Total Italy (Cost $74,367) 99,168
JAPAN 6.2%
Common Stocks 6.2%
Asics (4) 3,031,300 72,972
Chugai Pharmaceutical  2,293,100 130,984
Disco  96,000 40,920
Mitsubishi Heavy Industries  2,340,700 68,919
Recruit Holdings  1,049,600 55,286
Tokyo Electron  414,500 110,447
Total Japan (Cost $352,624) 479,528
NETHERLANDS 4.7%
Common Stocks 4.7%
Adyen (1) 88,802 131,680
ASM International  73,626 61,833
ASML Holding  79,899 114,568
BE Semiconductor Industries  298,460 58,093
Total Netherlands (Cost $264,273) 366,174

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
PERU 0.6%
Common Stocks 0.6%
Southern Copper (USD) (4) 252,478 48,052
Total Peru (Cost $29,722) 48,052
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 394,213 45,922
Total Singapore (Cost $51,083) 45,922
SOUTH KOREA 3.8%
Common Stocks 3.8%
Samsung Electronics  1,449,899 160,177
SK hynix  213,363 133,219
Total South Korea (Cost $112,714) 293,396
SPAIN 1.9%
Common Stocks 1.9%
Banco Bilbao Vizcaya Argentaria  3,860,490 97,993
Indra Sistemas (4) 767,504 49,607
Total Spain (Cost $121,105) 147,600
SWEDEN 0.8%
Common Stocks 0.8%
Spotify Technology (USD) (1) 116,442 58,262
Total Sweden (Cost $77,982) 58,262
SWITZERLAND 0.6%
Common Stocks 0.6%
UBS Group  1,040,217 49,218
Total Switzerland (Cost $42,592) 49,218

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 5.7%
Common Stocks 5.7%
Delta Electronics  2,596,000 99,069
Hon Hai Precision Industry  15,931,000 110,122
Taiwan Semiconductor Manufacturing  4,229,000 233,847
Total Taiwan (Cost $206,548) 443,038
UNITED KINGDOM 5.9%
Common Stocks 5.9%
Barclays  14,753,197 98,464
Rolls-Royce Holdings  3,312,928 55,382
Standard Chartered  3,062,252 78,352
Unilever  3,283,399 223,368
Total United Kingdom (Cost $355,893) 455,566
UNITED STATES 56.5%
Common Stocks 54.8%
Advanced Micro Devices (1) 533,399 126,271
Alphabet, Class A  883,586 298,652
Amazon.com (1) 895,499 214,293
Amphenol, Class A  252,351 36,359
Apple  746,688 193,751
AppLovin, Class A (1) 155,331 73,489
Arista Networks (1) 315,912 44,777
Booking Holdings  4,620 23,108
Broadcom (4) 620,379 205,532
Carvana (1)(4) 145,035 58,175
Caterpillar  146,362 96,212
Ciena (1) 166,489 41,924
Citigroup  1,517,549 175,596
CME Group (4) 443,007 128,056
ConocoPhillips  539,103 56,191
Crowdstrike Holdings, Class A (1) 167,215 73,809
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 58,504
Datadog, Class A (1) 586,617 75,861
Deere  68,000 35,904
Diamondback Energy  341,036 55,913
DoorDash, Class A (1) 93,183 19,067

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Eli Lilly  73,951 76,698
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 18,285
Estee Lauder, Class A (4) 497,900 57,398
Fabrinet (1) 161,639 79,113
Fifth Third Bancorp  395,800 19,877
Howmet Aerospace  197,574 41,111
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $9,438 (1)
(2)(3) 674,163 11,461
Intel (1) 928,400 43,143
KLA  26,915 38,433
Lam Research  157,800 36,840
Mastercard, Class A  66,328 35,737
Meta Platforms, Class A  173,210 124,105
Micron Technology (4) 107,700 44,683
Microsoft  448,711 193,076
Monolithic Power Systems  20,160 22,663
Natera (1) 246,682 57,018
NVIDIA  2,553,721 488,093
Old Dominion Freight Line (4) 411,700 71,306
OpenAI, Class A, Acquisition Date: 10/3/25, Cost $10,807 (1)
(2)(3) 25,132 12,142
Palantir Technologies, Class A (1) 107,594 15,772
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 259
Quanta Services (4) 106,280 50,444
Regeneron Pharmaceuticals  128,542 95,307
Repligen (1) 283,459 42,340
Robinhood Markets, Class A (1) 77,500 7,710
Snowflake (1) 215,227 41,474
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)
(3) 65,013 2,693
Teledyne Technologies (1) 138,453 85,882
Teradyne (4) 154,637 37,275
Tesla (1) 62,606 26,946
Thermo Fisher Scientific  87,384 50,561
Tradeweb Markets, Class A  386,182 39,804
Uranium Energy (1)(4) 2,688,200 46,345
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 375
Vertiv Holdings, Class A  405,280 75,455
Wingstop (4) 93,400 24,791
Zscaler (1) 96,086 19,218
4,225,277

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 1.7%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 39
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 30
Anduril Industries, Series G, Acquisition Date: 4/17/25,
Cost $1,293 (1)(2)(3) 31,622 2,070
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $10,359 (1)(2)(3) 73,486 19,033
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 29,122
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 5,199
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 13,433
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 7,054
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,226
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(3) 220,032 820
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(3) 284,475 1,060
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(3) 520,600 1,940
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,899
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 11,167
OpenAI, Series A-3, Acquisition Date: 8/15/25,
Cost $1,726 (1)(2)(3) 5,624 2,717
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 15,077
X.AI, Series E, Acquisition Date: 12/19/25, Cost $7,298 (1)(2)
(3) 96,719 7,298
129,184
Total United States (Cost $3,141,398) 4,354,461
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.76% (5)(6) 17,043 17
Total Short-Term Investments (Cost $17) 17

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.74% (5)(6) 76,107,712 76,108
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 76,108
Total Securities Lending Collateral (Cost $76,108) 76,108
Total Investments in Securities  101.0%
(Cost $5,613,312) $ 7,787,660
Other Assets Less Liabilities (1.0)% (73,470)
Net Assets 100.0% $ 7,714,190
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $260,318 and represents 3.4% of net assets.
(4) All or a portion of this security is on loan at January 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 58++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 58+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 69,249  ¤  ¤ $ 17
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 76,108
Total $ 76,125^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $58 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,125.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at January 31, 2026, totaled $37,112,000 for the period ended January 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,507,012 $ 2,893,844 $ 118,350 $ 7,519,206
Convertible Preferred Stocks — 3,820 138,148 141,968
Preferred Stocks — 50,361 — 50,361
Short-Term Investments 17 — — 17
Securities Lending Collateral 76,108 — — 76,108
Total $ 4,583,137 $ 2,948,025 $ 256,498 $ 7,787,660
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
1/31/26
Investment in
Securities
Common Stocks $ 104,001 $ 14,676 $ 12,206 $ (12,533) $ — $ 118,350
Convertible
Preferred Stocks 109,002 20,283 12,682 — (3,819) 138,148
Total $ 213,003 $ 34,959 $ 24,888 $ (12,533) $ (3,819) $ 256,498

T. ROWE PRICE Global Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 118,350 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.0x
- 5.6x
5.5x Increase
Enterprise
value to gross
profit multiple
4.9x
- 7.8x
7.8x Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 138,148 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
5%
- 10%
9% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.9x
- 19.9x
13.6x Increase

T. ROWE PRICE Global Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
20% 20% Increase
Enterprise
value to gross
profit multiple
30.0x 30.0x Increase
Price-to-
earnings
multiple
15.0x
- 61.1x
44.1x Increase
Earnings
growth rate
17% 17% Increase
Cost of capital 38% 38% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase

T. ROWE PRICE Global Stock Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F113-054Q1 01/26